Financial instruments - Movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	£ (416)
At the end of the period	(481)	£ (386)
Zacapa financial liability
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(167)	(174)
Net gains/(losses) included in the income statement	2	(1)
Net gains included in exchange in other comprehensive income	15	6
Net gains/(losses) included in retained earnings	1	(1)
Additions	0	0
Settlement of liabilities	1	5
At the end of the period	(148)	(165)
Contingent consideration recognised on acquisition of businesses
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(249)	(227)
Net gains/(losses) included in the income statement	(17)	(9)
Net gains included in exchange in other comprehensive income	27	8
Net gains/(losses) included in retained earnings	0	0
Additions	(181)	(42)
Settlement of liabilities	87	49
At the end of the period	£ (333)	£ (221)